Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits			$ 0	$ 0	$ 0
General and administrative expenses	$ 808,766	$ 327,943		$ 2,509,859	1,233,876	$ 1,739,815
Income tax examination likelihood of unfavorable settlement	greater than 50%			greater than 50%
Common unit outstanding	1,100
Weighted average number diluted shares outstanding adjustment	0	0
Capitalized software [Member]
Finite lived intangible asset useful life	5 years
Parent Company [Member]
General and administrative expenses	$ (4,085)	$ 205,900
Public Warrants [Member]
General and administrative expenses				$ 1,323,915	$ 1,167,432	$ 1,710,595
ZANITE ACQUISITION CORP [Member]
Transaction costs	13,143,093		13,143,093	13,143,093
Unrecognized tax benefits	0			0
Cash federal depository insurance coverage	250,000			$ 250,000
Offering costs allocated to equity upon completion of initial public offering	12,288,792		12,288,792
ZANITE ACQUISITION CORP [Member] | Other Income Expense [Member] | Public Warrants [Member]
Allocated expense for warrant issuance cost	$ 854,301		$ 854,301
Common Class A [Member] | ZANITE ACQUISITION CORP [Member]
Warrants exercisable to purchase common stock	25,750,000			25,750,000
IPO [Member] | Common Class A [Member] | ZANITE ACQUISITION CORP [Member]
Number of Shares subject to redemption in connection with the liquidation	23,000,000			23,000,000
IPO [Member] | Common Class A [Member] | ZANITE ACQUISITION CORP [Member] | Common Stock Subject to Mandatory Redemption [Member]
Number of Shares subject to redemption in connection with the liquidation	23,000,000			23,000,000